COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

23.         COMMITMENTS AND CONTINGENCIES

Purchase commitments

Future minimum purchase obligations payments under non-cancelable purchase agreements related to curriculum collaboration with international institutions consisted of the following at December 31, 2020:

Years ending December 31,
2021	558
2022	475
2023	340
2024	342
2025	122
2026 and thereafter	2,791
4,628

Contingencies

In order to operate kindergartens, the Group is required to obtain and maintain various approvals, licenses, and permits and to fulfill registration and filing requirements pursuant to applicable laws and regulations. For instance, to establish a kindergarten, a private school operation permit from the local education bureau and registration certificate for private non-enterprise entities with the local civil affairs bureau will be required, and the Group is required to periodically renew the private school operation permit and pass annual inspections conducted by the relevant government authorities.

Given the significant amount of discretion the local PRC authorities may have in interpreting, implementing and enforcing relevant rules and regulations, as well as other factors beyond control of the Group, while the Group intends to obtain all requisite permits and complete necessary filings and registrations on a timely basis for the Group’s operations, the Group cannot assure to obtain all required permits in time.

23.         COMMITMENTS AND CONTINGENCIES - continued

Contingencies - continued

If the Group fails to receive required permits or certificates in a timely manner, or at all, the Group may be subject to fines, confiscation of the gains derived from the non-compliant operations, suspension of the non-compliant teaching facilities or liability to indemnify economic loss suffered by the Group’s students, which may materially and adversely affect the Group’s business, financial conditions and results of operations.

Currently, the Group has not received private school operation permits or registration certificates for private non-enterprise entities for certain directly operated kindergartens, and the Group is in the process of obtaining the permits or certificates for these kindergartens. During the years ended December 31, 2018, 2019, 2020, net revenues generated from these kindergartens were $11,685, $9,559 and $6,110, respectively.

On November 7, 2016, the Standing Committee of the National People’s Congress promulgated the Decision on Amending the Law on the Promotion of Private Education of the PRC (the “Amended Private Education Law”), which became effective on September 1, 2017. On December 29, 2018, the Decision of the Standing Committee of the National Peoples Congress on Amending the Seven Laws of the Labor Law of the PRC was promulgated by Order No. 24 of the President of the PRC and took into effect on the same date, which made two minor adjusts to Article 26 and Article 64 of the Amended Private Education Promotion Law. Due to lack of authoritative interpretation and implementation guidance, the potential impact related to the Group not fully complying with the Amended Private Education Law or any relevant regulations cannot be reasonably estimated at the issuance of this report.

The Company, three of its directors and officers, and certain underwriters for the Company’s initial public offering were named as defendants in a putative class action filed in the Superior Court of the State of California for the County of San Mateo. The complaint alleges that the Company’s registration statements contained misstatements or omissions regarding its business, operations and prospects in violation of the U.S. securities laws. On November 2, 2020, the class action was voluntarily dismissed without prejudice.

The Company and certain of its directors and officers were named as defendants in a putative class action filed, on November 21, 2018, in the Supreme Court of the State of New York County of Queens. The complaint alleges that the Company’s registration statements contained misstatements or omissions regarding the Company’s business and operations in violation of the U.S. securities laws. The complaint states that the plaintiffs seek to represent a class of persons who allegedly suffered damages as a result of their purchase of the Company’s securities issued pursuant to and traceable to the Company’s initial public offering on or about September 27, 2017, and alleges violations of the U.S. securities laws. On October 19, 2020, the class action was voluntarily discontinued.